Leases - Additional Information (Detail) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Leases [Line Items]
Operating lease income		€ 56	€ 49	€ 22
Weighted average in cremental borrowing rate			2.97%
Additions to right-of-use assets		682	€ 39
Disposals, right-of-use assets		32	35
Depreciation, right-of-use assets		€ 62	25	19
Lease term description		The leases of office buildings typically run for a period of 2-10 years and leases of ground segment assets for a period of 2-15 years
Cash outflow for leases		€ 60	26
Non-current finance lease receivables		13
Selling profit (loss) on finance leases	€ 1	(1)	5	0
Acquisitions through business combinations, right-of-use assets		643
Lease liabilities		635	51
Non-current lease liabilities		559	32
Current lease liabilities		76	19
Revenue Recognised Over Time [Member]
Disclosure Of Leases [Line Items]
Operating lease income		51	49	€ 22
Intelsat Holdings S.à r.l. [Member]
Disclosure Of Leases [Line Items]
Lease liabilities		621
Intelsat Acquisition [Member]
Disclosure Of Leases [Line Items]
Increase in finance lease receivables from business combination		15	€ 15
Non-current finance lease receivables		12
Current finance lease receivables		3
Non-current lease liabilities		560
Current lease liabilities		€ 61
Bottom of range [member]
Disclosure Of Leases [Line Items]
Weighted average in cremental borrowing rate		3.14%
Top of range [member]
Disclosure Of Leases [Line Items]
Weighted average in cremental borrowing rate		6.29%